Net Income (Loss) Per Common Share	9 Months Ended
Sep. 30, 2021
Earnings Per Share [Abstract]
Net Income (Loss) per Common Share

15.    Net Income (Loss) per Common Share

Basic and diluted net loss per common share was calculated as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Numerator:
Net loss	$(108,161)	$(22,156)	$(84,812)	$(34,528)
Less: Net loss attributable to noncontrolling interest	(28,512)	(197)	(22,127)	(590)
Net loss attributable to indie Semiconductor, Inc.	$(79,649)	$(21,959)	$(62,685)	$(33,938)
Net loss attributable to common shareholders – dilutive	$(79,649)	$(21,959)	$(62,685)	$(33,938)

Denominator:
Weighted average shares outstanding – basic	96,368,379	31,349,643	58,791,245	31,153,933
Weighted average common shares outstanding – diluted	96,368,379	31,349,643	58,791,245	31,153,933
Net loss per share attributable to common shares – basic	$(0.83)	$(0.70)	$(1.07)	$(1.09)
Net loss per share attributable to common shares – diluted	$(0.83)	$(0.70)	$(1.07)	$(1.09)

On June 10, 2021, the Company completed a series of business transactions with TB2 pursuant to the MTA. The Transaction materially impacted the number of shares outstanding. Weighted average shares outstanding in the table above have been retroactively restated to give effect to the reverse recapitalization. See Note 1 — Nature of Business and Basis of Presentation for more information regarding the Transaction.

The Company’s potentially dilutive securities, which include SAFEs, unvested Class B units, unvested restricted stock units, preferred units, warrants for Class A units, warrants for Class G units, and convertible debt, have been excluded from the computation of diluted net loss per unit as the effect would be to reduce the net loss per unit. In the three and nine months ended September 30, 2021 and 2020, the weighted average number of shares outstanding used to calculate both basic and diluted net loss per share attributable to common shares is the same because the Company reported a net loss for each of these periods and the effect of inclusion would be antidilutive. The Company excluded the following potential shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to shareholders for the periods indicated because including them would have had an antidilutive effect:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
SAFEs	—	4,711,711	7,651,982	4,711,711
Unvested Class B units	—	3,710,500	1,817,375	3,710,500
Unvested Phantom units	1,727,730	—	1,727,730	—
Unvested Restricted stock units	3,437,188	—	3,437,188	—
Convertible preferred units	—	35,935,292	—	35,935,292
Warrants to purchase Class G units	—	267,939	—	267,939
Convertible debt into Class A and preferred units	—	285,000	—	285,000
Convertible Class V common shares	33,827,371	—	33,827,371	—
Public warrants for the purchase of Class A common shares	17,250,000	—	17,250,000	—
Private warrants for the purchase of Class A common shares	10,150,000	—	10,150,000	—
Earn-out Shares	10,000,000	—	10,000,000	—
Escrow Shares	3,450,000	—	3,450,000	—
	79,842,289	44,910,442	89,311,646	44,910,442